Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes for the taxable periods ended December 31, 2020 and 2019 differs from the statutory federal income tax rate as follows:

Tax benefit at the Federal statutory rate	21.0%
State tax, net of Federal benefit	6.6%
Permanent differences	9.5%
Change in valuation allowance	(37.1)%
Effective income tax rate	0%

Deferred tax assets

Significant components of the Company’s deferred tax assets at December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred taxes assets:
Net operating loss carryforward	$526,000	$200,000
Stock compensation expense	166,000	13,000
R&D Credit	64,000	-

Total deferred tax assets	756,000	213,000
Valuation allowance	(756,000)	(213,000)

Deferred tax asset, net of valuation allowance	$-	$-